RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2017 and 2016:

		As of September 30,
Accounts	Name of related parties	2017	2016

Related party payables	Shareholder, HUANG Jian Cong	$7,911,720	$1,662,160
Total due to related parties		$7,911,720	$1,662,160

This represented unsecured, due on demand and interest free borrowings between the Company and the shareholders, which have no due date.  For the years end September 30, 2017 and 2016, the Company borrowed $6,051,523 and $1,485,555 from its shareholder, HUANG Jian Cong, for working capital needs.